FINANCIAL INSTRUMENTS, DERIVATIVES AND HEDGING ACTIVITIES - Summary of Gains and Losses on Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Total, gain (loss) recognized in OCI	$ (376)	$ (34)	$ 32
Total, gain (loss) reclassified from AOCI into income	(6)	4
Total, gain (loss) reclassified from AOCI into income			(12)
Gain (loss) recognized in income, fair value hedges			4
Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Net investment hedges	0	0
Net investment hedges			0
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, fair value hedges	0	0	(4)
Foreign exchange contracts | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, undesignated derivative instruments	49	17	0
Cash Flow Hedges | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	(131)	(37)
Gain (loss) recognized in OCI			(3)
Cash Flow Hedges | Interest rate contracts | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into income	(1)	0
Gain (loss) reclassified from AOCI into income			0
Cash Flow Hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	(21)	(9)
Gain (loss) recognized in OCI			3
Cash Flow Hedges | Foreign exchange contracts | COGS
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into income	(5)	4
Gain (loss) reclassified from AOCI into income			(12)
Net investment hedge
Derivative Instruments, Gain (Loss) [Line Items]
Net investment hedges	$ (224)	$ 12
Net investment hedges			$ 32